Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating expenses:
Research and development	$ 1,308,589	$ 2,425,898
General and administrative	2,957,691	2,128,552
Loss from operations	4,266,281	4,554,450
Interest income	(173,897)	(27,809)
Net loss	$ (4,092,384)	$ (4,526,641)
Share information:
Net loss per share of common stock, basic and diluted (in dollars per share)	$ (1.95)	$ (2.22)
Weighted average shares outstanding, basic and diluted (in shares)	2,039,737	2,038,323
Comprehensive loss:
Net loss	$ (4,092,384)	$ (4,526,641)
Unrealized loss on marketable securities	32,252	(49,658)
Comprehensive loss	$ (4,060,132)	$ (4,576,299)